Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Aug. 20, 2025	Jul. 23, 2025	Dec. 31, 2024	Aug. 05, 2022
Debt
Total debt	$ 116,143			$ 38,796
Non-current portion of long-term debt	116,143			38,796
$350 million Revolving Credit Facility
Debt
Total debt	110,000			0
Maximum borrowing capacity	350,000		$ 350,000
Nordea SEB Revolving Facility
Debt
Total debt	0			37,500
Maximum borrowing capacity					$ 185,000
$15 million Working Capital Facility
Debt
Total debt	6,143			1,296
Maximum borrowing capacity	$ 15,000	$ 15,000		$ 15,000